EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS - Other net gain (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS
Changes in fair value of financial assets at fair value through profit or loss	$ 2,238		$ (841)
Government grants	31	$ 19	42	$ 35	$ 307
Net gain / (losses) on disposal of property, plant and equipment	(51)	554	662	56	66
Others	(610)	557	281	(931)	(722)
Total	$ 1,608	$ 1,130	$ 357	$ 2,483	$ (2,560)